Note 10 - Leases - Schedule of Components of Lease Cost (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Operating lease expense	$ 22,765	$ 16,552	$ 55,568	$ 49,055
Banner Midstream Corp. [Member]
Operating lease expense					$ 65,606	$ 82,959
Depreciation of capitalized finance lease assets					161,603	136,804
Interest expense on finance lease liabilities					10,372	14,482
Total lease cost					$ 237,581	$ 234,245